Note 17 -Stock-based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Number of Stock Options Outstanding (in shares)	879,338	657,209
Weighted-Average Exercise Price (in dollars per share)	$ 21.41	$ 18.21
Weighted-Average Remaining Contractual Life (Year)	4 years 219 days	4 years 255 days	4 years 328 days
Aggregate Intrinsic Value	$ 20.2	$ 8.7	$ 5.7
Granted, shares (in shares)	367,173	272,144	274,500
Granted, weighted-average exercise price (in dollars per share)	$ 38.06	$ 27.96
Exercised, shares (in shares)	(94,970)	(46,065)
Exercised, weighted-average exercise price (in dollars per share)	$ 15.62	$ 11.75
Forfeited, shares (in shares)	(23,719)	(3,950)
Forfeited, weighted-average exercise price (in dollars per share)	$ 31.93	$ 26.43
Number of Stock Options Outstanding (in shares)	1,127,822	879,338	657,209
Weighted-Average Exercise Price (in dollars per share)	$ 26.82	$ 21.41	$ 18.21
Vested or expected to vest, shares (in shares)	1,127,822
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 26.82
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 219 days
Vested or expected to vest, aggregate intrinsic value	$ 20.2
Exercisable, shares (in shares)	718,169
Exercisable, weighted-average exercise price (in dollars per share)	$ 22.88
Exercisable, weighted-average remaining contractual life (Year)	4 years
Exercisable, aggregate intrinsic value	$ 15.7